Acquisitions	3 Months Ended
Dec. 27, 2013
Business Combinations [Abstract]
Acquisitions
Acquisitions
Acquisitions
During the quarter ended December 27, 2013, total consideration included in continuing operations was $57 million which was comprised of $54 million cash paid, net of $1 million cash acquired, and $2 million of contingent consideration which was entirely related to the acquisition of Westfire, Inc. ("Westfire") on November 8, 2013. Westfire, a fire protection services company with operations in the United States, Chile and Peru, provides critical special-hazard suppression and detection applications in mining, telecommunications and other vertical markets and will be integrated with the NA Installation & Services and ROW Installation & Services segments.
During the quarter ended December 28, 2012, cash paid for acquisitions included in continuing operations totaled $23 million, which is related to an acquisition within the Company's NA Installation & Services segment.
Acquisition and Integration Related Costs
Acquisition and integration costs are expensed as incurred. The Company incurred acquisition and integration costs of $1 million for both the quarters ended December 27, 2013 and December 28, 2012. Such costs are recorded in Selling, general and administrative expenses in the Company's Consolidated Statements of Operations.